Offsets	Mar. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Star Bulk Carriers Corp.
Form or Filing Type	F-3
File Number	333-264226
Initial Filing Date	Apr. 11, 2022
Fee Offset Claimed	$ 5,847.94
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Termination / Withdrawal Statement
(5)
The Registrant used a portion of the 2022 Previously Paid Fees under the 2022 Registration Statement as follows: (a) $6,952.50 to pay the registration fees owed in connection with the final prospectus supplement dated April 11, 2022 (the “First 2022 Prospectus”) and (b) $5,847.94 to pay the registration fees owed in connection with another final prospectus supplement dated April 11, 2022 (the “Second 2022 Prospectus” and, together with the First 2022 Prospectus, the “2022 Prospectuses”). As a result, $113,831.56 of the 2022 Previously Paid Fees remained unused prior to the filing of this Registration Statement (the “Primary Offering Unused Fees”). Pursuant to Rule 457(p) under the Securities Act, these Primary Offering Unused Fees are being applied as payment of fees payable pursuant to this Registration Statement under applicable prospectus supplements. The Registrant is offsetting the filing fee due under this Registration Statement by $12,800.44, with $101,031.12 remaining to be applied to future filings from this fee offset source. The offerings under the 2022 Prospectuses have been terminated.

Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Star Bulk Carriers Corp.
Form or Filing Type	F-3
File Number	333-264226
Initial Filing Date	Apr. 11, 2022
Fee Offset Claimed	$ 6,952.5
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Termination / Withdrawal Statement
(5)
The Registrant used a portion of the 2022 Previously Paid Fees under the 2022 Registration Statement as follows: (a) $6,952.50 to pay the registration fees owed in connection with the final prospectus supplement dated April 11, 2022 (the “First 2022 Prospectus”) and (b) $5,847.94 to pay the registration fees owed in connection with another final prospectus supplement dated April 11, 2022 (the “Second 2022 Prospectus” and, together with the First 2022 Prospectus, the “2022 Prospectuses”). As a result, $113,831.56 of the 2022 Previously Paid Fees remained unused prior to the filing of this Registration Statement (the “Primary Offering Unused Fees”). Pursuant to Rule 457(p) under the Securities Act, these Primary Offering Unused Fees are being applied as payment of fees payable pursuant to this Registration Statement under applicable prospectus supplements. The Registrant is offsetting the filing fee due under this Registration Statement by $12,800.44, with $101,031.12 remaining to be applied to future filings from this fee offset source. The offerings under the 2022 Prospectuses have been terminated.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Star Bulk Carriers Corp.
Form or Filing Type	F-3
File Number	333-264226
Filing Date	Apr. 11, 2022
Fee Paid with Fee Offset Source	$ 126,632
Offset Note
(4)
Registration fees in the amount of $126,632.00 were previously paid by the Registrant in connection with its filing of the 2022 Registration Statement (the “2022 Previously Paid Fees”). The 2022 Registration Statement automatically became effective on April 11, 2022. As identified in the filing fees exhibit to the 2022 Registration Statement, the 2022 Previously Paid Fees were the result of the Registrant’s application of unused registration fees previously paid in connection with the Registrant’s following registration statements: (i) registration statement on Form F-3 (File No. 333-197886) filed with the SEC on August 6, 2014, as amended on September 8, 2014 and declared effective on September 25, 2014 (the “2014 Registration Statement”); (ii) registration statement on Form F-3 (File No. 333-198832) filed with the SEC on September 19, 2014, as amended on November 21, 2014 and February 5, 2015, and declared effective on February 25, 2015 (the “2015 Registration Statement”); (iii) registration statement on Form F-3 (File No. 333-219381) filed with the SEC on July 20, 2017 and declared effective on September 6, 2017 (the “2017 Registration Statement”); (iv) registration statement on Form F-3 (File No. 333-227538) filed with the SEC on September 26, 2018 and declared effective on October 5, 2018; and (v) registration statement on Form F-3 (File No. 333-230687) filed with the SEC on April 2, 2019 and declared effective on April 11, 2019 (the “2019 Registration Statement” and, together with the 2014 Registration Statement, the 2015 Registration Statement, the 2017 Registration Statement and the 2018 Registration Statement, the “Prior Registration Statements”). The offerings under the Prior Registration Statements have been terminated.